OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Operating Lease Maturity
The future minimum rental payments under the Company's non-cancellable operating leases as at June 30, 2019 are as follows:

(in thousands of $)
Year 1	9,554
Year 2	2,333
Year 3	1,799
Year 4	1,677
Year 5	1,582
Thereafter	2,004
Total minimum lease payments	18,949
Less: Imputed interest	(1,344)
Present value of operating lease liabilities	17,605

Maturity Under Previous Guidance
The future minimum rental payments under the Company's non-cancellable operating leases as at December 31, 2018 are as follows:

(in thousands of $)
2019	17,348
2020	6,682
2021	550
2022	181
2023	41
Thereafter	—
24,802

Schedule of Future Rental Income
The minimum future revenues to be received under our fixed rate contracts as of June 30, 2019 are as follows:

(in thousands of $)
Year 1	9,002
Year 2	—
Year 3	—
Year 4	—
Year 5	—
Thereafter	—
Total minimum lease payments	9,002